CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,018,043	$ 860,569	¥ 2,648,764		¥ 2,255,287
Restricted cash	99,194	14,185	81,337
Prepayments and other assets	2,592,314	370,695	2,233,074
Amounts due from subsidiaries (other than WFOE)	573,396	81,995	318,526
Total current assets	11,023,419	1,576,328	6,840,786
Non-current assets:
Total non-current assets	15,705,770	2,245,895	10,751,868
Total assets	26,729,189	3,822,223	17,592,654
Current liabilities:
Income tax payable	73,310	10,483	69,219
Amounts due to	721,932	103,235	1,584,199
Total current liabilities	9,421,344	1,347,234	9,159,435
Total non-current liabilities	7,994,811	1,143,244	2,927,899
Total liabilities	17,416,155	2,490,478	12,087,334
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 shares authorized, 3,805,284,801 and 4,531,784,801 shares issued, 3,687,690,772 and 4,479,857,667 shares outstanding as of December 31, 2024 and 2025, respectively)	30,888	4,417	25,689
Treasury shares	(31,068)	(4,443)	(105,478)
Additional paid-in capital	24,073,006	3,442,394	18,940,885
Accumulated deficit	(15,247,868)	(2,180,416)	(14,291,957)
Accumulated other comprehensive income	440,407	62,977	566,900		555,342
Total equity	9,313,034	1,331,745	5,505,320	$ 5,505,320	¥ 7,245,904	¥ 9,583,499
Total liabilities, non-controlling interests and shareholders' equity	26,729,189	3,822,223	17,592,654
Related parties
Current liabilities:
Other liabilities	2,212,325	316,358	309,612
Parent Company
Current assets:
Cash and cash equivalents	2,161,778	309,130	4,843
Prepayments and other assets	4,633	663	31,216
Total current assets	3,645,340	521,277	36,059
Non-current assets:
Investments in subsidiaries	5,881,741	841,078	6,064,318
Total non-current assets	5,881,741	841,078	6,064,318
Total assets	9,527,081	1,362,355	6,100,377
Current liabilities:
Accrued expenses and other current liabilities	127,030	18,167	837,703
Income tax payable	0	0	2,902
Total current liabilities	210,055	30,039	932,337
Total liabilities	210,055	30,039	932,337
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 shares authorized, 3,805,284,801 and 4,531,784,801 shares issued, 3,687,690,772 and 4,479,857,667 shares outstanding as of December 31, 2024 and 2025, respectively)	30,888	4,417	25,689
Treasury shares	(31,068)	(4,443)	(105,478)
Additional paid-in capital	24,073,006	3,442,394	18,940,885
Accumulated deficit	(15,196,207)	(2,173,029)	(14,259,956)
Accumulated other comprehensive income	440,407	62,977	566,900
Total equity	9,317,026	1,332,316	5,168,040
Total liabilities, non-controlling interests and shareholders' equity	9,527,081	1,362,355	6,100,377
Parent Company | WFOE
Current assets:
Amounts due from subsidiaries (other than WFOE)	1,478,929	211,484	0
Current liabilities:
Amounts due to	36,038	5,153	5,457
Parent Company | VIEs and VIEs' subsidiaries
Current liabilities:
Amounts due to	¥ 46,987	$ 6,719	¥ 86,275